SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	21. SUBSEQUENT EVENTS The Company has evaluated the subsequent events through the date of these financial statements.